Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 12, 2023
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2023
Effective Date	dei_DocumentEffectiveDate	May 12, 2023
Prospectus Date	rr_ProspectusDate	Oct. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A